INCOME TAXES - Unrecognized Tax Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Balance	$ 898	5,595	$ 865	5,387
Additions based on tax position related to the current year	36	226	33	208
Reversal based on tax positions related to the current year
Balance	$ 934	5,821	$ 898	5,595